Income Taxes (Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Total income tax expense	$ 83,804	$ 57,254	$ 52,292
WGL
Income Taxes [Line Items]
Income taxes at statutory federal tax rate	75,760	57,580	46,853
Accelerated depreciation less amount deferred	1,187	1,875	2,106
Amortization of investment tax credits	(4,939)	(3,666)	(1,822)
Cost of removal	(2,721)	(4,902)	(2,356)
State income taxes-net of federal benefit	11,109	8,734	7,448
Medicare Part D adjustment	0	(3,621)	0
ASDHI impairment	1,969	0	0
Other items-net	1,439	1,254	63
Total income tax expense	$ 83,804	$ 57,254	$ 52,292
Statutory federal income tax rate (%)	35.00%	35.00%	35.00%
Accelerated depreciation less amount deferred (%)	0.55%	1.14%	1.57%
Amortization of investment tax credits (%)	(2.28%)	(2.23%)	(1.36%)
Cost of removal (%)	(1.26%)	(2.98%)	(1.76%)
State income taxes-net of federal benefit (%)	5.13%	5.31%	5.56%
Medicare Part D adjustment (%)	0.00%	(2.20%)	0.00%
ASDHI impairment (%)	0.91%	0.00%	0.00%
Other items-net (%)	0.66%	0.76%	0.05%
Effective Income Tax Rate, Continuing Operations, Total	38.71%	34.80%	39.06%
Washington Gas Light Company
Income Taxes [Line Items]
Income taxes at statutory federal tax rate	$ 63,024	$ 51,050	$ 40,782
Accelerated depreciation less amount deferred	2,108	1,875	2,106
Amortization of investment tax credits	(832)	(876)	(895)
Cost of removal	(2,721)	(4,902)	(2,356)
State income taxes-net of federal benefit	8,986	6,711	5,487
Consolidated tax sharing allocation	(533)	(2,862)	(1,290)
Medicare Part D adjustment	0	(3,621)	0
Other items-net	1,359	159	363
Total income tax expense	$ 71,391	$ 47,534	$ 44,197
Statutory federal income tax rate (%)	35.00%	35.00%	35.00%
Accelerated depreciation less amount deferred (%)	1.17%	1.29%	1.81%
Amortization of investment tax credits (%)	(0.46%)	(0.60%)	(0.77%)
Cost of removal (%)	(1.51%)	(3.36%)	(2.02%)
State income taxes-net of federal benefit (%)	4.99%	4.60%	4.71%
Consolidated tax sharing allocation (%)	(0.30%)	(1.96%)	(1.11%)
Medicare Part D adjustment (%)	0.00%	(2.48%)	0.00%
Other items-net (%)	0.76%	0.09%	0.31%
Effective Income Tax Rate, Continuing Operations, Total	39.65%	32.58%	37.93%